Accrued expenses and other current liabilities (Tables)	9 Months Ended
Mar. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of (in thousands):

	March 31, 2022	June 30, 2021
Consulting and professional fees	$328	$954
Research and development	875	—
Payroll and related benefits	4,701	3,493
Deferred offering	504	—
Other	281	155
	$6,689	$4,602